Consolidated statement of changes in equity (CAD)	Share capital	Share option reserve	Warrant reserve	Deficit	Total
Balance at Jul. 01, 2010	63,556,255	3,630,073	523,106	(20,058,823)	47,650,611
Balance (in shares) at Jul. 01, 2010	68,010,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(2,967,411)	(2,967,411)
Shares issued on exercise of stock options	82,925	(25,850)			57,075
Shares issued on exercise of stock options (in shares)	79,500
Shares issued on exercise of warrants	19,488		(1,488)		18,000
Shares issued on exercise of warrants (in shares)	10,000
Shares issued on public offering	12,059,405		659,595		12,719,000
Shares issued on public offering (in shares)	9,085,000
Share issue costs	(1,028,621)		(56,262)		(1,084,883)
Broker warrants issued on public offering	(146,081)		146,081
Share-based compensation		688,535			688,535
Balance at Jun. 30, 2011	74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927
Balance (in shares) at Jun. 30, 2011	77,185,086
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(3,566,641)	(3,566,641)
Shares issued on exercise of stock options	244,420	(77,306)			167,114
Shares issued on exercise of stock options (in shares)	211,101
Shares issued on exercise of warrants	7,308		(558)		6,750
Shares issued on exercise of warrants (in shares)	3,750
Shares issued on private placement	8,096,000				8,096,000
Shares issued on private placement (in shares)	5,060,000
Share issue costs	(655,867)				(655,867)
Share-based compensation		857,533			857,533
Balance at Jun. 30, 2012	82,235,232	5,072,985	1,270,474	(26,592,875)	61,985,816
Balance (in shares) at Jun. 30, 2012	82,459,937